Annual Operating Expenses {- Investor Freedom® 2015 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2015 Portfolio - VIP Investor Freedom 2015 Portfolio-Investor VIP
	Apr. 30, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.50%
Total annual operating expenses	0.50%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.